Changes in Carrying Amounts of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment USD ($)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment USD ($)	Mar. 31, 2010 Industrial Machinery and Others Segment JPY (¥)
Goodwill [Line Items]
Goodwill acquired during the year	$ 28,768	¥ 2,359,000	¥ 578,000			$ 15,585	¥ 1,278,000	¥ 578,000			$ 13,183	¥ 1,081,000
Foreign exchange impact	(5,427)	(445,000)	(827,000)			(5,427)	(445,000)	(826,000)					(1,000)
Other	(73)	(6,000)									(73)	(6,000)
Goodwill	487,170	39,948,000	38,040,000	463,902	38,289,000	304,036	24,931,000	24,098,000	293,878	24,346,000	183,134	15,017,000	13,942,000	170,024	13,943,000
Accumulated impairment losses	(106,329)	(8,719,000)	(8,719,000)	(106,329)	(8,719,000)	(99,744)	(8,179,000)	(8,179,000)	(99,744)	(8,179,000)	(6,585)	(540,000)	(540,000)	(6,585)	(540,000)
Goodwill (Note 10)	$ 380,841	¥ 31,229,000	¥ 29,321,000	$ 357,573	¥ 29,570,000	$ 204,292	¥ 16,752,000	¥ 15,919,000	$ 194,134	¥ 16,167,000	$ 176,549	¥ 14,477,000	¥ 13,402,000	$ 163,439	¥ 13,403,000